Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 10,927,512	$ 9,782,647
Additions	966,306	988,547
Interest capitalized	297,392	337,727
Changes to decommissioning obligations	13,888	26,529
Depreciation for the period	(230,469)	(206,551)
Disposals and write offs	(149)	(1,387)
Property, plant and equipment at end of period	11,974,480	10,927,512
Non-current assets pledged as security	11,973,641	10,926,576
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13,756,844
Property, plant and equipment at end of period	15,026,536	13,756,844
Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,829,332)
Property, plant and equipment at end of period	(3,052,056)	(2,829,332)
Mining Property Interests [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	695,552	723,516
Additions	33,208	5,965
Changes to decommissioning obligations	13,888	26,529
Depreciation for the period	(48,967)	(60,458)
Property, plant and equipment at end of period	693,681	695,552
Non-current assets pledged as security	693,681	695,552
Mining Property Interests [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,303,134
Property, plant and equipment at end of period	1,350,231	1,303,134
Mining Property Interests [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(607,582)
Property, plant and equipment at end of period	(656,550)	(607,582)
Plant and equipment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,011,522	3,126,331
Additions	13,906
Depreciation for the period	(181,405)	(145,979)
Disposals and write offs	(149)	(858)
Transfers and other movements	148,720	32,028
Property, plant and equipment at end of period	2,992,594	3,011,522
Non-current assets pledged as security	2,992,594	3,011,522
Plant and equipment [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,868,370
Property, plant and equipment at end of period	5,023,101	4,868,370
Plant and equipment [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,856,848)
Property, plant and equipment at end of period	(2,030,507)	(1,856,848)
Capital works in progress [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,219,502	5,931,750
Additions	919,192	982,582
Interest capitalized	297,392	337,727
Disposals and write offs		(529)
Transfers and other movements	(148,720)	(32,028)
Property, plant and equipment at end of period	8,287,366	7,219,502
Non-current assets pledged as security	8,287,366	7,219,502
Capital works in progress [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,584,209
Property, plant and equipment at end of period	8,652,073	7,584,209
Capital works in progress [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(364,707)
Property, plant and equipment at end of period	(364,707)	(364,707)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	936	1,050
Depreciation for the period	(97)	(114)
Property, plant and equipment at end of period	839	936
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,131
Property, plant and equipment at end of period	1,131	1,131
Plant and equipment [member] | Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(195)
Property, plant and equipment at end of period	$ (292)	$ (195)